Other current assets	12 Months Ended
Jun. 30, 2018
Other current assets [Abstract]
Disclosure of other current assets [text block]
12	Other current assets

	2017 RMB	2018 RMB
Other receivables due from third parties	1,526	15,182

The
amount mainly represents expense prepaid for overseas study consulting services and advances to employe
es.